Vessels in Operation, less Accumulated Depreciation - Schedule of Variations in Net Book Value of Vessels, Including Drydocking (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Opening balance			$ 846,939	$ 836,537
Additions in the period			7,370	109,055
Depreciation expense			(42,777)	(44,829)
Vessel impairment	$ (63,065)	$ (29,357)	(92,422)	(44,700)
Disposals				(9,124)
Closing balance	$ 719,110		$ 719,110	$ 846,939